SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
-United States of America
-Labuan
Deferred tax assets, gross
Less: valuation allowance
Deferred tax assets